Note 13 - Income Tax	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. Differences result from the following items:

	2018	2017

Income tax expense using combined statutory rate of 26.5% (2017 - 26.5%, 2016 - 26.5%)	$30,529	$25,603
Permanent differences	785	359
Tax effect of flow through entities	(491)	(186)
Adjustments to tax liabilities for prior periods	(526)	(1,712)
Effects of changes in U.S. enacted tax rates	-	(2,514)
Non-deductible stock-based compensation	1,528	1,095
Excess tax benefits related to stock-based compensation	(3,968)	(5,749)
Foreign, state and provincial tax rate differential	(2,863)	4,914
Other taxes	(72)	(242)
Provision for income taxes as reported	$24,922	$21,568

Earnings before income tax by jurisdiction comprise the following:

	2018	2017

Canada	$6,854	$4,375
United States	108,348	92,240
Total	$115,202	$96,615

Income tax expense (recovery) comprises the following:

	2018	2017

Current
Canada	$(554)	$(791)
United States	23,615	29,966
	23,061	29,175

Deferred
Canada	403	(294)
United States	1,458	(7,313)
	1,861	(7,607)

Total	$24,922	$21,568

The significant components of deferred income tax are as follows:

	2018	2017

Deferred income tax assets
Loss carry-forwards	$1,567	$1,580
Expenses not currently deductible	20,440	18,029
Stock-based compensation	1,312	1,602
Basis differences of partnerships and other entities	-	683
Allowance for doubtful accounts	2,018	1,596
Inventory and other reserves	113	191
	25,450	23,681

Deferred income tax liabilities
Depreciation and amortization	29,393	21,631
Basis differences of partnerships and other entities	166	-
Prepaid and other expenses deducted for tax purposes	1,689	1,423
	31,248	23,054

Net deferred income tax asset (liability) before valuation allowance	(5,798)	627
Valuation allowance	779	793

Net deferred income tax asset (liability)	$(6,577)	$(166)
The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the
20
year loss carry-forward limitation. Although realization is
not
assured, the Company believes it is more likely than
not
that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2018	2017	2018	2017	2018	2017

Canada	$1,638	$2,167	$-	$-	$1,638	$2,167
United States	12,562	10,575	10,529	6,870	2,033	3,705

These amounts above are available to reduce future federal, state, and provincial income taxes in their respective jurisdictions. Net operating loss carry-forward balances attributable to the United States and Canada expire over the next
6
to
20
years.

Cumulative unremitted earnings of US and foreign subsidiaries approximated
$429,173
as at
December 31, 2018 (
2017
-
$353,976
). Income tax is
not
provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

The gross unrecognized tax benefits are
$148
(
2017
-
$148
). Of this balance,
$148
(
2017
-
$148
) would affect the Company’s effective tax rate if recognized. For the year ended
December 31, 2018,
there was
no
adjustment to interest and penalties related to provisions for income tax (
2017
-
nil
). As at
December 31, 2018,
the Company had accrued
$38
(
2017
-
$38
) for potential income tax related interest and penalties.

The Company’s significant tax jurisdictions include the United States and Canada. The number of years with open tax audits varies depending on the tax jurisdictions. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three
to
four
years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three
to
five
years.

The Company does
not
currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may
differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may
affect its current estimates.